Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments-fair values and risk management
Financial instruments-fair values and risk management

Financial instruments

21 Financial instruments-fair values and risk management

21.1Classifications and fair values

The carrying values of the Group’s financial assets and financial liabilities approximate their fair value.

21.2Financial risk management

The Group is exposed to the following risks from the use of financial instruments:

●	Credit risk
●	Liquidity risk
●	Currency risk

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

The carrying amount of the financial assets corresponds to the maximum default risk.

Trade receivables and contract assets

The Group utilizes a receivables management system that closely manages open items of major customers. The Group’s customers in the pharmaceutical segment are mainly pharmaceutical companies which are usually listed companies, or strongly financed by private equity funds. The Group’s customers in the diagnostics segment are mainly hospitals, labs and physicians, of which a large part are generating revenues. To avoid default, the Company may request prepayment for new business.

In addition to the macroeconomic situation generally, the development of international healthcare markets is a key economic factor in assessing the default risk related to trade receivables and contract assets. These markets are closely monitored by the Group.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e. by customers from different segment; customers from different geographical region and customer type). The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in note 15. The Group does not hold collateral as security and does not request letters of credit or other forms of credit insurance. The Group evaluates the concentration of risk with respect to trade receivables and contract assets and recorded credit losses reflecting the expected lifetime loss, based on different types of customers.

Considering the major exposure to the credit risk arising from the diagnostics segment, the Group focused its impairment analysis on the trade receivables due from customers in the diagnostic segment, in particular the MENA and Europe regions as they represent the majority of that segment’s revenue. In addition to applying the provision matrix, the Group performed an individual customer analysis on major debtors, with reference to the past history (such as sales and collection in the previous periods) and the assessment of their current financial condition and other relevant factors and evaluated if additional specific impairment losses would be necessary.

Set out below is the information regarding the credit risk exposure of the Group’s trade receivables and contract assets using a provision matrix.

As of December 31, 2021
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,968	3,999	1,013	2,056	6,900
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America	3,787	2,562	79	203	943
Asia Pacific	130	115	9	6	(1)
Total	30,054	17,978	1,475	2,596	8,004
Expected credit loss rate	19%	0.9%	7.7%	11.7%	64.1%
Expected credit loss	5,717	167	114	304	5,132

As of December 31, 2020
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,515	3,338	486	385	6,306
Europe	20,017	19,193	706	113	5
Latin America	387	313	24	13	37
North America	2,870	1,205	994	262	409
Asia Pacific	178	136	18	24	—
Total	33,967	24,185	2,228	797	6,757
Expected credit loss rate	14.0%	1.6%	3.1%	7.7%	63.0%
Expected credit loss	4,768	382	70	61	4,255

Overdue trade receivables from the Middle East region mainly relate to major customers from the diagnostics segment. The trade receivables due from the top 10 diagnostics customers in the MENA region as of December 31, 2021 represent over 80% of total overdue balances for this region. These customers are mainly government hospitals administered by the Ministry of Health in the respective countries as well as distributors and, based on our past experience, these customers normally require a longer period to settle outstanding trade receivables. The average turnover period from these customers are 278 days. Therefore, a higher country specific loss rate has been used for the MENA region.

Set out below is the movement in the allowance for expected credit losses of trade receivables and contract assets:

in EUR k	2021	2020
As of January 1	4,768	2,355
Provision for expected credit losses	956	3,879
Derecognition of trade receivables	(7)	(1,466)
As of December 31	5,717	4,768

The addition to the allowance for expected credit losses includes an amount of EUR 949k which was included in the impairment of financial assets in the profit and loss account. In 2021, trade receivables of EUR 7k (2020: EUR 1,466k) were outstanding for more than 365 days and were derecognized.

Cash and cash equivalents

As of December 31, 2021, the Group held cash and cash equivalents of EUR 17,818k (2020: EUR 48,156k). This total, therefore, also represents the maximum default risk with regard to these assets. The cash and cash equivalents are deposited principally with financial institutions with investment grade credit ratings.

Liquidity risk

The liquidity risk is the risk of the Group possibly not being in a position to meet its financial liabilities as contractually agreed by providing cash or other financial assets.

The Group's objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts and lease contracts.

Managing liquidity within the Group is intended to ensure that - as far as possible - sufficient cash and cash equivalents are always available to meet payment obligations when these fall due, in both normal and challenging conditions, without incurring unacceptable losses or damaging the Group’s reputation.

The Group strives to maintain cash and cash equivalents at a level above that of the expected cash outflows for financial liabilities (apart from trade payables) during the next 60 days. As of December 31, 2021, 30.7% of the Group’s interest-bearing liabilities mature in less than one year (2020: 25.0%) based on the carrying value of borrowings reflected in the financial statements. As of December 31, 2021, the expected cash inflows from trade and other receivables within two months amounts to EUR 6,418k (2020: EUR 14,857k), which would be EUR 4,834k lower than the amount of trade payables due as of then.

The Company completed the IPO in November 2019. In July 2020, the Company completed a follow-on public offering of 3,500,000 common shares of the Company, consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of USD 14.00 per common share (i.e. EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, were EUR 22 million to the Company. As of December 31, 2021, the Group had cash and cash equivalent of EUR 17,818k (2020: EUR 48,156k). The cash and cash equivalents are deposited principally with financial institutions with investment grade credit ratings.

In addition to the cash and cash equivalent available as of December 31, 2021, the Group also has access to other sources of funding. As of December 31, 2021, the Group has secured credit lines totaling EUR 3,500k. These bear interest of 3.75% - 4.75% (2020: EUR 3,500k; 3.75% - 4.75%). EUR 3,310k were utilized as of December 31, 2021 (2020: EUR 1,538k).

The table below presents the remaining contractual terms of the financial liabilities on the reporting date, including estimated interest payments. The figures are undiscounted gross amounts, including estimated interest payments and interest on undrawn loan funds, but without showing the impact of offsetting.

		Contractually agreed cash flows
						More
Dec 31, 2021	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,997	22,050	716	3,403	9,038	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	34,064	37,117	15,383	3,803	9,038	8,893

		Contractually agreed cash flows
						More
Dec 31, 2020	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,538	1,538	1,538	—	—	—
Secured bank loans	968	997	5	584	408	—
Other bank loans	387	394	—	394	—	—
Lease liabilities	21,205	24,897	716	3,580	9,861	10,740
Trade payables	31,736	31,525	31,011	514	—	—
	55,834	59,351	33,270	5,072	10,269	10,740

Reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2021	Cash flows	Additions	maturity and FX	Dec 31, 2021
Non-current financial liabilities	18,078	(401)	865	(2,954)	15,588
Non-current portion of secured bank loans	401	(401)	—	—	—
Non-current lease liabilities	17,677	—	865	(2,954)	15,588
Current financial liabilities	6,020	(2,802)	1,438	2,567	7,223
Current portion of secured bank loans	567	(62)	—	—	505
Bank loans	387	—	—	(387)	—
Bank overdrafts	1,538	1,505	267	—	3,310
Current lease liabilities	3,528	(4,245)	1,171	2,954	3,408
Total	24,098	(3,203)	2,303	(387)	22,811

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2020	Cash flows	Additions	maturity	Dec 31, 2020
Non-current financial liabilities	19,647	(1,993)	2,029	(1,605)	18,078
Non-current portion of secured bank loans	968	—	—	(567)	401
Municipal loans	610	(610)	—	—	—
Non-current lease liabilities	18,069	(1,383)	2,029	(1,038)	17,677
Current financial liabilities	7,323	(5,520)	2,663	1,554	6,020
Current portion of secured bank loans	802	(865)	63	567	567
Bank loans	—	438	—	(51)	387
Bank overdrafts	2,636	(1,208)	110	—	1,538
Municipal loans	250	(250)	—	—	—
Current lease liabilities	3,635	(3,635)	2,490	1,038	3,528
Total	26,970	(7,513)	4,692	(51)	24,098

Currency risk

The Group is exposed to currency risk in cases where contracts are concluded in foreign currencies. The vast majority of goods delivered and services the Company provided, including those for international customers, are invoiced in euro.

The main functional currencies of group companies are the euro, USD, the Indian rupee and the Arab Emirates Dirham. The following table presents the net foreign currency exposure of the Group as of December 31, 2021 and 2020.

	Dec 31, 2021
in EUR k	USD	INR	AED
Trade receivables	2,604	8	—
Trade payables and other liabilities	(2,394)	(4)	—
Net exposure	210	4	—

	Dec 31, 2020
in EUR k	USD	INR	AED
Trade receivables	1,224	18	—
Trade payables and other liabilities	(3,631)	(55)	(17)
Net exposure	(2,407)	(37)	(17)

Sensitivity analysis relating to changes in exchange rates

Given the exposure to foreign currencies as presented above, the impact to the Group’s earnings before tax or equity from a 10% change in the US dollar exchange rate would not be material.